CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 34,302	$ 57,847
Restricted Cash	8,267	4,223
Accounts Receivable, Net	12,861	6,349
Prepaid Expenses	3,422	5,477
Inventory	19,274	19,408
Voyages in Progress	5,017	4,644
Other Current Assets	2,830	1,574
Total Current Assets	85,973	99,522
NON-CURRENT ASSETS
Vessels, net	827,963	861,342
Vessels under Construction	11,865	11,000
Right of Use Assets	1,027	1,219
Other Non-Current Assets	2,758	1,264
Total Non-Current Assets	843,613	874,825
Total Assets	929,586	974,347
Current Liabilities
Accounts Payable	3,727	4,099
Accrued Voyage Expenses	9,889	5,254
Other Current Liabilities	6,756	8,232
Current Portion of Long-Term Debt	22,274	22,094
Total Current Liabilities	42,646	39,679
Long-Term Debt	323,466	334,615
Operating Lease Liabilities	609	730
Other Non-Current Liabilities	192	197
Total Non-Current Liabilities	324,267	335,542
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per share 360,000,000 authorized, 158,464,967 and 151,446,112 issued and outstanding at June 30, 2021 and December 31, 2020, respectively.	1,584	1,514
Additional Paid-in Capital	82,695	59,412
Contributed Surplus	533,336	539,516
Accumulated other comprehensive loss	(1,224)	(1,316)
Accumulated Deficit	(53,718)	0
Total Shareholders' Equity	562,673	599,126
Total Liabilities and Shareholders' Equity	$ 929,586	$ 974,347